SCHEDULE OF INCOME TAX NET OPERATING LOSS CARRYFORWARDS (Details) - Old Glory Holding Co [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income Tax Jurisdiction, Domestic Federal [Member]
Oklahoma	$ 40,796	$ 26,900
Income Tax Jurisdiction, Domestic State and Local [Member]
Oklahoma	$ 41,011	$ 26,900